Goodwill (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill impairment	$ 672	$ 904	$ 157
Term used for projected net cash flows	3 years	3 years
Discount rate	19.00%	18.40%
Growth rate	2.00%	0.00%
Certain Reporting Unit [Member]
Goodwill [Line Items]
Goodwill impairment	700	700
United States [Member]
Goodwill [Line Items]
Goodwill impairment		$ 136	$ 157